Document and Entity information	12 Months Ended
Dec. 31, 2022 shares
Entities [Table]
Entity Registrant Name	Deutsche Bank Aktiengesellschaft
Entity Central Index Key	0001159508
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Know Seasoned Issuer	Yes
Document Type	20-F
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	2,037,841,513
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Icfr Auditor Attestation Flag	true
Auditor Name	Ernst & Young GmbH Wirtschaftspruefungsgesellschaft
Auditor Location	Eschborn
Auditor Firm ID	1251
Entity Address Line 1	Taunusanlage 12
Entity City	Frankfurt am Main
Entity Postal Code	60325
Entity Country Address	DE
Entity File Number	1-15242
Entity Incorporation State Country Code	2M
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Annual Report	true
Transition Report	false
Shell Company Report	false
Business Contact [Member]
Entities [Table]
Entity Address Line 1	Taunusanlage 12
Entity City	Frankfurt am Main
Entity Postal Code	60325
Entity Country Address	DE
Contact Personnel Name	Andrea Schriber
Local Phone number	910-40493
Country Telephone Code	49
Area Telephone Code	69
Contact Personnel email Address	andrea.schriber@db.com